PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 11,445	$ 6,669	$ 31,007	$ 48,626